Fulfillment expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 43,884	$ 76,783	$ 74,696
Percentual decrease in expenses (as a percent)	20.80%
Fulfillment expense per order basis (in dollars per share)	$ 2.06	$ 2.79
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	$ 13,293	$ 20,062	18,747
Fulfillment centers expense	2,630	6,057	4,978
Freight and shipping expense	27,961	50,664	50,971
Fulfillment expense	$ 43,884	$ 76,783	$ 74,696
Percentual decrease in expenses (as a percent)	42.80%